Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

The amount of property and equipment are as follows:

	As of December 31,
	2022	2021
Office equipment, furniture and fixtures	$363,167	$169,570
Less: accumulated depreciation and amortization	22,284	60,428
Office equipment, furniture and fixtures, net	$340,883	$109,142

During the years ended December 31, 2022 and 2021, the Company recorded depreciation expense of approximately $55,000 and $43,000, respectively.

The amount of motor vehicle are as follows:

	As of December 31,
	2022	2021
Motor vehicle	$98,632	$-
Less: accumulated depreciation	84,542	-
Motor vehicle, net	$14,090	$-

During the year ended December 31, 2022 and 2021, the Company recorded depreciation expense of approximately $21,000 and nil respectively.

The amount of computer software costs are as follows:

	As of December 31,
	2022	2021
Computer software	$80,155	$41,707
Less: accumulated amortization	41,038	28,523
Computer software costs, net	$39,117	$13,184

During the years ended December 31, 2022 and 2021, the Company recorded amortization expense related to computer software of approximately $13,000, and $13,000, respectively.